Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	2017 Aspire Purchase Agreement [Member]	2017 PIPE Warrant Liability [Member]	2018 PIPE Warrant Liability [Member]	Essentialis, Inc. [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] 2017 Aspire Purchase Agreement [Member]	Common Stock [Member] 2017 PIPE Warrant Liability [Member]	Common Stock [Member] 2018 PIPE Warrant Liability [Member]	Common Stock [Member] Essentialis, Inc. [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] 2017 Aspire Purchase Agreement [Member]	Additional Paid-In Capital [Member] 2017 PIPE Warrant Liability [Member]	Additional Paid-In Capital [Member] 2018 PIPE Warrant Liability [Member]	Additional Paid-In Capital [Member] Essentialis, Inc. [Member]	Accumulated Deficit [Member]
Balances at beginning at Dec. 31, 2016	$ 3,435						$ 3					$ 101,744					$ (98,312)
Balances at beginning (shares) at Dec. 31, 2016						12,780	3,357,387
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	1,000											1,000
Issuance of common stock on conversion of series B convertible preferred shares							$ 2					(2)
Issuance of common stock on conversion of series B convertible preferred shares (shares)						(8,209)	1,641,800
Issuance of common stock to board members in lieu of cash payments for quarterly board fees	278											278
Issuance of common stock to board members in lieu of cash payments for quarterly board fees (shares)							90,306
Issuance of common stock to acquire Essentialis					$ 17,247						$ 4					$ 17,243
Issuance of common stock to acquire Essentialis (Shares)											3,783,388
Issuance of common stock		$ 10,000	$ 13,827					$ 2	$ 8				$ 9,998	$ 13,819
Issuance of common stock (shares)								2,083,333	8,141,116
Issuance of shares to Aspire Capital in lieu of commitment fees	602											602
Rounding adjustment resulting from 1 for 5 reverse split (Shares)							(24)
Fair value at transaction date of warrants to purchase common stock			$ (4,187)											$ (4,187)
Net loss	(15,385)																(15,385)
Balances at ending at Dec. 31, 2017	26,817						$ 19					140,495					(113,697)
Balances at end (shares) at Dec. 31, 2017						4,571	19,238,972
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares to Aspire Capital in lieu of commitment fees (Shares)							141,666
Stock-based compensation	829											829
Issuance of common stock on conversion of series B convertible preferred shares							$ 1					(1)
Issuance of common stock on conversion of series B convertible preferred shares (shares)						(4,571)	914,200
Issuance of restricted common stock for bonuses	159											159
Issuance of restricted common stock for bonuses (shares)							99,217
Issuance of common stock to board members in lieu of cash payments for quarterly board fees	275											275
Issuance of common stock to board members in lieu of cash payments for quarterly board fees (shares)							146,371
Issuance of common stock to acquire Essentialis											$ 1					$ (1)
Issuance of common stock to acquire Essentialis (Shares)											1,084,034
Issuance of common stock				$ 16,250						$ 11					$ 16,239
Issuance of common stock (shares)										10,272,375
Fair value at transaction date of warrants to purchase common stock				$ (582)											$ (582)
Net loss	(13,335)																(13,335)
Balances at ending at Dec. 31, 2018	$ 30,413						$ 32					$ 157,413					$ (127,032)
Balances at end (shares) at Dec. 31, 2018							31,755,169